Mundoval Funds
7855 Ivanhoe Avenue, Suite 210
La Jolla CA 92037

May 1, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Mundoval Funds (the "Registrant")
File Nos. 333-116723 and 811-21596

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 16, which was filed with the Commission on April 28, 2015, and (ii) that Post-Effective Amendment No. 16 has been filed electronically with the Commission.

Very truly yours,

/s/ Arthur Q. Johnson Arthur Q. Johnson President